Principal Accounting Policies (Additional information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 ¥ / $
Convenience translation [Abstract]
Convenience translation, noon buying rate of US$ using RMB | ¥ / $						6.9430
Sales and marketing expenses [Abstract]
Total advertising expenses	¥ 160,100	$ 23,100	¥ 117,900	¥ 64,400
Employee social security and welfare benefits [Abstract]
Employee social security and welfare benefits	72,600	10,500	75,600	73,700
Recently issued accounting pronouncements [Abstract]
Deferred tax assets classified as current	54,307		35,963		$ 7,822
Deferred tax liabilities classified as current | ¥	0
Amount of changes in restricted cash included in investing activities	¥ 229,602	$ 33,070	¥ 125,000	¥ 0